Note 11 - Financial Instruments	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
11.	Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks, restricted cash, prepaid expenses and other receivables. The principal financial liabilities of the Company consist of short and long term loans, accounts payable due to suppliers, amounts due from/to related parties, accrued liabilities, interest rate swaps and warrants granted to third
parties.

a)
Interest rate risk:
The Company is subject to market risks relating to changes in interest rates relating to debt outstanding under the bank loans on which it pays interest based on LIBOR plus a margin. In order to manage part or whole of its exposure to changes in interest rates due to the floating rate indebtedness, the Company has entered into interest rate swap agreements with ABN Amro Bank, NORD/LB Bank and Alpha Bank and might enter into more interest rate swap agreements in the future.

b)
Credit risk:
Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments.

c)	Fair value:

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash are considered Level
1
items as they represent liquid assets with short term maturities. The Company considers its creditworthiness when determining the fair value of its liquid assets.

The fair value of bank debt approximates the recorded value due to its variable interest rate, being the LIBOR. LIBOR rates are observable at commonly quoted intervals for the full term of the loans and, hence, bank loans are considered Level
2
items in accordance with the fair value hierarchy.

The fair value of interest rate swaps is determined using a discounted cash flow method taking into account current and future interest rates and the creditworthiness of both the financial instrument counterparty and the Company and, hence, they are considered Level
2
items in accordance with the fair value hierarchy.

The fair value of warrants is determined using the Cox, Ross and Rubinstein Binomial methodology and hence are considered Level
3
items in accordance with the fair value hierarchy.

The Company follows the accounting guidance for Fair Value Measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires assets and liabilities carried at fair value to be classified and disclosed in one
of the following
three
categories:

Level
1:
Quoted market prices in active markets for identical assets or liabilities;
Level
2:
Observable market based inputs or unobservable inputs that are corroborated by market data;
Level
3:
Unobservable inputs that are
not
corroborated by market data.

Interest rate swap agreements

The Company has entered into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate credit facilities. These interest rate swap transactions fixed the interest rates based on predetermined ranges in LIBOR rates. The Company has entered into the following agreements with ABN Amro Bank, Nord/LB Bank and Alpha Bank relating to interest rate swaps, the details of which were as follows:

Agreement Date	Counterparty	Effective (start) date:	Termination Date:	Notional amount on effective date	Interest rate payable
June 3, 2016	ABN Amro Bank	April 13, 2018	Ju1y 13, 2021	$16,575	1.4425%
December 19, 2016	ABN Amro Bank	December 21, 2016	January 13, 2022	$20,700	2.0800%
March 29, 2017	NORD/LB Bank	May 17, 2017	May 17, 2023	$21,139	2.1900%
March 29, 2018	Alpha Bank	March 29, 2018	February 25, 2025	$21,900	2.9700%

The fair value of the swaps was considered by the Company to be classified as Level
2
in the fair value hierarchy since their value was derived from observable market based inputs. The Company pays a fixed rate and receives a floating rate for these interest rate swaps. The fair values of these derivatives determined through Level
2
of the fair value hierarchy were derived principally from, or corroborated by, observable market data. Inputs included quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allowed values to be determined.

On
January 17, 2019,
as part of the prepayment of ABN Facility Tranche C, the Company unwound the interest rate swap with ABN Amro bank dated
December 19, 2016
and realized a gain of
$213.

2014
Warrant liability

The Company's warrants outstanding as of
December 31, 2018
and
June 30, 2019,
are recorded at their fair values. As of
June 30, 2019
the Company’s derivatives consisted of
333,500
warrants outstanding, issued in connection with the Company’s follow-on offering that closed on
June 11, 2014,
as depicted in the following table:

Warrants Outstanding December 31, 2018	Warrant Shares Outstanding December 31, 2018	Term (in years)	Warrant Exercise Price*	Fair Value – Liability December 31, 2018
1,976,389	424,923	5	$11.60	1,915

Warrants Outstanding June 30, 2019	Warrant Shares Outstanding June 30, 2019	Term (in years)	Warrant Exercise Price	Fair Value – Liability June 30, 2019
333,500	125,896	5	$6.60	281

* Applying the Variable Exercise Price

Fair value of financial liabilities

The following table presents the fair value of those financial assets and liabilities measured at fair value on a recurring basis and their locations on the accompanying condensed consolidated balance sheets, analyzed by fair value measurement hierarchy level:

		Fair Value Measurement at Reporting Date
As of December 31, 2018	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Non-current asset	1,153	-	1,153	-
Current liability	1,915	-	-	1,915
Non-current liability	359	-	359
As of June 30, 2019
Non-current asset	165	-	165	-
Current liability	281	-	-	281
Non-current liability	1,257	-	1,257	-

The following table sets forth a summary of changes in fair value of the Company’s level
3
fair value measurements for the
six
months ended
June 30, 2019:

Closing balance – December 31, 2018	1,915
Change in fair value of warrants, included in the condensed consolidated statements of comprehensive loss	1,634
Closing balance – June 30, 2019	281

Derivative Financial Instruments
not
designated as hedging instruments:

The major unobservable input in connection with the valuation of the Company’s warrants is the volatility used in the valuation model, which is approximated by historical observations of the Company’s share price. The historical volatility that has been applied in the warrant valuation as of
June 30, 2019
was
60%.
A
5%
increase in the volatility applied would lead to an increase of
0.04%
in the fair value of the warrants. The fair value of the Company’s warrants is considered by the Company to be classified as Level
3
in the fair value hierarchy since it is derived by unobservable inputs.

Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2018	Fair Value at June 30, 2019	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Value December 31, 2018	Value June 30, 2019
Warrants	1,915	281	Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	110%	60%

The effect of derivative instruments on the condensed consolidated statements of operations for the periods ended
June 30, 2018
and
2019
is as follows:

Derivative Financial Instruments
not
designated as hedging instruments:

	Amount of gain recognized in Statement of comprehensive loss located in gain/(loss) on Derivate Financial Instruments
	Six Months Ended June 30, 2018	Six Months Ended June 30, 2019
Interest rate swaps- change in fair value	1,324	-
Interest rate swaps– realized loss	(81)	(147)
Warrants- change in fair value	(1,113)	1,634
Total	130	1,487

Derivative Financial Instruments designated as hedging instruments:

The components of accumulated other comprehensive income included in the accompanying condensed consolidated balance sheets consist of unrealized losses on cash flow hedges and are analyzed as follows:

Unrealized (Loss) on cash flow hedges
Balance, December 31, 2018	-
Effective portion of changes in fair value of interest swap contracts	(1,388)
Balance, June 30, 2019	(1,388)